Segment Disclosures Recon from Segment to Consolidated - Assets and Invesetments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		$ 45,903	$ 46,265
Investments		6,552	6,701
Additions to long-lived assets		2,792	2,102	$ 2,960
Operating Segments [Member] | Northeast G&P [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		14,397	13,436
Investments		5,307	4,345
Additions to long-lived assets		460	223	584
Operating Segments [Member] | Atlantic Gulf [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		15,230	14,176
Investments		823	893
Additions to long-lived assets		2,001	1,608	1,607
Operating Segments [Member] | West [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		16,144	18,479
Investments		422	1,463
Additions to long-lived assets		321	223	591
Operating Segments [Member] | NGL And Petchem Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		3	1,112
Investments		0	0
Additions to long-lived assets		5	48	175
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	[1]	936	161
Investments		0	0
Additions to long-lived assets		5	0	3
Intersegment Eliminations [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	[2]	(807)	(1,099)
Investments		0	0
Additions to long-lived assets		$ 0	$ 0	$ 0

[1]	Increase in Other due primarily to increased cash balance
[2]	Eliminations primarily relate to the intercompany accounts receivable generated by our cash management program.